VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.2%
Brazil—1.4%
Itau Unibanco Holding S.A., 7.130%	26(1)	$ 150
Petroleo Brasileiro S.A., 14.630%	26(1)	177
		327

South Korea—0.8%
Samsung Electronics Co., Ltd., 1.590%	3,843	178
Total Preferred Stocks (Identified Cost $500)		505

Common Stocks—98.1%
Brazil—3.4%
Banco BTG Pactual S.A.	22,800	126
Localiza Rent a Car S.A.	6,969	52
Raia Drogasil S.A.	21,100	97
Vale S.A.	30,200	337
WEG S.A.	20,718	156
		768

Cayman Islands—10.4%
Alchip Technologies Ltd.	3,000	227
Baidu, Inc. Class A(2)	22,614	247
Full Truck Alliance Co., Ltd. Sponsored ADR	18,448	148
JD Health International, Inc.(2)	43,550	118
Kanzhun Ltd.	25,200	236
KE Holdings, Inc. Class A	51,100	253
Kingsoft Corp., Ltd.	46,600	134
Kuaishou Technology(2)	28,100	166
PDD Holdings, Inc. ADR(2)	3,843	511
Trip.com Group Ltd.(2)	4,900	235
Vipshop Holdings Ltd. ADR	9,122	119
		2,394

China—22.9%
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,237	180
Alibaba Group Holding Ltd.	80,723	729
ANTA Sports Products Ltd.	74,159	712
China Merchants Bank Co., Ltd. Class A	125,371	590
ENN Energy Holdings Ltd.	64,214	529
JD.com, Inc. Class A	26,827	355
Li Ning Co., Ltd.	78,512	170
Luxshare Precision Industry Co., Ltd. Class A	35,130	190
Meituan Class B(2)	17,528	249
Montage Technology Co., Ltd. Class A	23,467	185
NetEase, Inc.	8,600	164
Tencent Holdings Ltd.	14,280	681
Weichai Power Co., Ltd. Class H	99,000	189
Zhejiang Dingli Machinery Co., Ltd. Class A	17,200	143
	Shares	Value

China—continued
Zijin Mining Group Co., Ltd. Class A	74,300	$ 180
		5,246

India—13.0%
Adani Energy Solutions Ltd.(2)	14,731	176
Asian Paints Ltd.	4,686	164
Bajaj Finance Ltd.	1,080	92
Berger Paints India Ltd.	26,182	158
Bharti Airtel Ltd.	8,007	139
Cartrade Tech Ltd.(2)	13,967	131
Eicher Motors Ltd.	4,178	234
HDFC Bank Ltd.	22,391	452
ICICI Bank Ltd.	11,577	167
ICICI Lombard General Insurance Co., Ltd.	5,575	120
IDFC First Bank Ltd.(2)	179,378	177
Indraprastha Gas Ltd.	28,137	170
JSW Energy Ltd.	21,061	185
Kotak Mahindra Bank Ltd.	7,834	169
Reliance Industries Ltd.	5,092	191
Tata Consultancy Services Ltd.	5,535	259
		2,984

Indonesia—1.9%
Bank Central Asia Tbk PT	354,400	215
Bank Mandiri Persero Tbk PT	290,200	109
Sumber Alfaria Trijaya Tbk PT	645,200	108
		432

Israel—0.8%
Nice Ltd.(2)	1,103	180
Japan—3.3%
MonotaRO Co., Ltd.	22,600	266
MonotaRO Co., Ltd. Unsponsored ADR	15,313	179
Nippon Paint Holdings Co., Ltd.	49,200	320
		765

Luxembourg—0.7%
InPost S.A.(2)	8,360	147
Malaysia—1.3%
Hong Leong Bank Bhd	31,700	129
Kelington Group Bhd	241,400	175
		304

Mexico—1.0%
Grupo Financiero Banorte SAB de C.V. Class O	19,700	153
Wal-Mart de Mexico SAB de C.V.	23,900	82
		235

Netherlands—2.7%
ASML Holding N.V.	604	624
	Shares	Value

Poland—0.7%
Dino Polska S.A.(2)	1,486	$ 150
Qatar—1.7%
Qatar Gas Transport Co., Ltd.	128,370	165
Qatar Islamic Bank QPSC	21,913	112
Qatar National Bank QPSC	27,184	109
		386

Russia—0.0%
Polyus PJSC GDR(2)(3)(4)	4,887	—(5)
Saudi Arabia—2.0%
Al Rajhi Bank	8,425	183
Saudi Arabian Oil Co.	36,942	273
		456

South Africa—3.8%
Capitec Bank Holdings Ltd.	931	135
Impala Platinum Holdings Ltd.	20,473	102
Naspers Ltd. Class N	2,853	559
Northam Platinum Holdings Ltd.	12,153	85
		881

South Korea—7.7%
Classys, Inc.	4,374	161
Coupang, Inc. Class A(2)	6,869	144
Doosan Bobcat, Inc.	3,588	134
Hugel, Inc.(2)	969	163
NAVER Corp.	922	112
Samsung Electronics Co., Ltd.	16,222	960
Samsung SDI Co., Ltd.	337	87
		1,761

Taiwan—16.7%
Asia Vital Components Co., Ltd.	9,000	212
ASMedia Technology, Inc.	3,000	207
AURAS Technology Co., Ltd.	8,000	199
eMemory Technology, Inc.	3,000	238
Gold Circuit Electronics Ltd.	30,000	191
Lotes Co., Ltd.	3,000	151
Quanta Computer, Inc.	20,000	192
Realtek Semiconductor Corp.	13,000	219
Taiwan Semiconductor Manufacturing Co., Ltd.	64,121	1,909
Wistron Corp.	47,000	154
Wiwynn Corp.	2,000	163
		3,835

Thailand—0.4%
Bangkok Dusit Medical Services PCL Foreign Shares	136,000	99
Turkey—0.8%
Turkiye Petrol Rafinerileri AS	35,630	181
United Arab Emirates—2.2%
ADNOC Drilling Co. PJSC	114,425	128
Emirates NBD Bank PJSC	60,369	271
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

United Arab Emirates—continued
First Abu Dhabi Bank PJSC	33,924	$ 115
		514

Uruguay—0.7%
MercadoLibre, Inc.(2)	100	164
Total Common Stocks (Identified Cost $21,598)		22,506

Rights—0.0%
Brazil—0.0%
Localiza Rent a Car S.A., 08/07/24(2)	71	—(5)
Total Rights (Identified Cost $—)		—(5)

Total Long-Term Investments—100.3% (Identified Cost $22,098)		23,011

TOTAL INVESTMENTS—100.3% (Identified Cost $22,098)		$23,011
Other assets and liabilities, net—(0.3)%		(73)
NET ASSETS—100.0%		$22,938
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).

Country Weightings†
China	23%
Taiwan	17
India	13
Cayman Islands	10
South Korea	8
Brazil	5
South Africa	4
Other	20
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$505	$505	$—
Common Stocks	22,506	22,506	—(1)
Rights	—(1)	—(1)	—
Total Investments	$23,011	$23,011	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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